Note 12 - Federal Home Loan Bank Advances (Detail) - Maturities of FHLB Advances (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 2,500
2014	4,000
2015	6,777
2016	3,094
2017	3,087
2018 and thereafter	3,035
Total	$ 22,493	$ 19,457